Costs and expenses by nature (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs And Expenses By Nature
Personnel	$ 252	$ 266	$ 243
Services	159	161	154
Depreciation and amortization	72	56	47
Other	158	139	109
Total	$ 641	$ 622	$ 553